Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2018 item customer	Dec. 31, 2017 item customer	Dec. 31, 2016 item customer
Service providers | Bandwidth and server custody service provider
Concentrations and Risks
Total number of telecommunications service providers	49	23	14
Number of service providers provided by 10% or more of the Group's bandwidth and server custody expenditure	3	3	3
Concentration risk (as a percent)	57.80%	67.80%	79.50%
Service providers | Bandwidth and server custody service provider | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Accounts receivable | Credit risk
Concentrations and Risks
Number of distribution channel	1	1
Accounts receivable | Credit risk | Distribution channel A
Concentrations and Risks
Concentration risk (as a percent)	22.20%	34.60%
Accounts receivable | Credit risk | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Total net revenues | Major Customers
Concentrations and Risks
Number of customers | customer	0	0	0
Total net revenues | Major Customers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net revenues | Top 5 online games
Concentrations and Risks
Concentration risk (as a percent)	30.20%	44.30%	46.30%
Top online games	5	5	5
Total net game revenues | Mobile games
Concentrations and Risks
Concentration risk (as a percent)	71.00%	70.80%	61.90%
Short-term investments | Credit risk | Equal to or more than
Concentrations and Risks
Effective yields of short-term investments	1.90%
Short-term investments | Credit risk | Less than
Concentrations and Risks
Effective yields of short-term investments	5.50%